Impairment of intangible assets and property, plant and equipment - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of operating segments | segment	2	3
Discount rate	280.00%
Perpetual growth rate	490.00%
Operating margin rate	720.00%
Impairment of goodwill recognized | €	€ 0	€ 0	€ 0
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
After tax discount rates	7.25%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
After tax discount rates	8.25%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Uniform impairment testing percentage	7.20%
Uniform pre-tax discount rates	9.90%
Consumer Healthcare | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	1.00%
Consumer Healthcare | Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.00%
Pre-tax discount rates	9.30%
Biopharma | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.00%
Biopharma | Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.25%
Pre-tax discount rates	10.00%